RIGHT-OF-USE ASSETS UNDER OPERATING LEASES, NET - Summary of Right-of-Use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Right-of-use assets under operating leases	$ 19,595	$ 31,932
Less: Accumulated amortization	(12,001)	(13,719)
Total	$ 7,594	$ 18,213